UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-22920

The Advisors’ Inner Circle Fund III
(Exact name of registrant as specified in charter)

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101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

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Michael Beattie, President
The Advisors’ Inner Circle Fund III
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: December 31
Date of Reporting Period: July 1, 2018 to June 30, 2019

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for:
Aperture New World Opportunities Fund
A series of The Advisors’ Inner Circle Fund III
(The Fund commenced operations March 18, 2019)

Aperture New World Opportunities Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

1	Receive Financial Statements and Statutory Reports for Fiscal 2018 (Non-Voting)	Management	None	Did Not Vote
2	Approve Discharge of Management Board for Fiscal 2018	Management	For	Did Not Vote
3.1	Approve Discharge of Supervisory Board Member Martin Enderle for Fiscal 2018	Management	For	Did Not Vote
3.2	Approve Discharge of Supervisory Board Member Hilary Gosher for Fiscal 2018	Management	For	Did Not Vote
3.3	Approve Discharge of Supervisory Board Member Bjoern Ljungberg for Fiscal 2018	Management	For	Did Not Vote
3.4	Approve Discharge of Supervisory Board Member Patrick Kolek for Fiscal 2018	Management	For	Did Not Vote
3.5	Approve Discharge of Supervisory Board Member Vera Stachowiak for Fiscal 2018	Management	For	Did Not Vote
3.6	Approve Discharge of Supervisory Board Member Semih Yalcin for Fiscal 2018	Management	For	Did Not Vote
3.7	Approve Discharge of Supervisory Board Member Jonathan Green for Fiscal 2018	Management	For	Did Not Vote
3.8	Approve Discharge of Supervisory Board Member Jeffrey Lieberman for Fiscal 2018	Management	For	Did Not Vote
3.9	Approve Discharge of Supervisory Board Member Georg Graf von Waldersee for Fiscal 2018	Management	For	Did Not Vote
3.10	Approve Discharge of Supervisory Board Member Janis Zech for Fiscal 2018	Management	For	Did Not Vote
4	Ratify KPMG AG as Auditors for Fiscal 2019	Management	For	Did Not Vote
5	Approve Creation of EUR 54.1 Million Pool of Capital without Preemptive Rights	Management	For	Did Not Vote
6
Approve Issuance of Warrants/Bonds with Warrants Attached/Convertible Bonds without Preemptive Rights up to Aggregate Nominal Amount of EUR 2 Billion; Approve Creation of EUR 61.2 Million Pool of Capital to Guarantee Conversion Rights
		Management	For	Did Not Vote
7	Amend Articles Re: AGM Convocation	Management	For	Did Not Vote
8	Approve Remuneration of Supervisory Board	Management	For	Did Not Vote
9	Amend Articles Re: Number of Employee Representatives in the Supervisory Board	Management	For	Did Not Vote
10	Amend Articles Re: Annulment of the Court and Arbitration Proceedings Clause	Management	For	Did Not Vote
11	Approve Stock Option Plan for Key Employees; Approve Creation of EUR 3 Million Pool of Conditional Capital to Guarantee Conversion Rights	Management	For	Did Not Vote
12	Amend 2017 Stock Option Plan and Connected Pool of Conditional Capital	Management	For	Did Not Vote

Aperture New World Opportunities Fund

Proposal		Proposed by	Mgt. Position	Registrant Voted

1	Receive and Approve Board’s and Auditor’s Reports	Management	For	Did Not Vote
2	Approve Financial Statements	Management	For	Did Not Vote
3	Approve Allocation of Income and Dividends	Management	For	Did Not Vote
4	Approve Discharge of Directors	Management	For	Did Not Vote
5.1	Re-elect Andreas Haberzeth as Director	Management	For	Did Not Vote
5.2	Renew Appointment of PricewaterhouseCoopers as Auditor	Management	For	Did Not Vote
6	Transact Other Business (Non-Voting)	Management	None	Did Not Vote

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund III

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 29, 2019